Commitments, Guarantees, And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Outstanding committed capital to certain entities	$ 12.4
Rent expense	108.7	$ 93.6	$ 78.6
Business Development Corporations [Member]
Loss Contingencies [Line Items]
Outstanding committed capital to certain entities	$ 8.5